Notes to the interim condensed consolidated statement of income (loss) - Share of net profit - Equity method (Details) - EUR (€) € in Thousands			6 Months Ended		12 Months Ended
	Feb. 24, 2026	Jan. 14, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Investments accounted for using the equity method
General and administrative expenses			€ (22,247)	€ (14,713)
Net operating loss			(70,388)	(62,940)
Financial income			74,910	2,427
Financial expenses			(74,004)	(115,651)
Net financial income			907	(113,224)
Net loss for the period			(69,467)	(175,882)
Exchange difference on translation of foreign operations			(59)	(77)
Items that will be reclassified subsequently to profit or loss			(175)	(260)
Total comprehensive loss			€ (69,570)	€ (176,049)
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %	13.68%	13.92%	13.68%	15.00%	14.64%
Share of net loss			€ (227)	€ (334)
Elimination of downstream sales			54	113
Share of net profit (loss) - Equity method			(172)	(220)
Hepalys Pharma, Inc
Investments accounted for using the equity method
General and administrative expenses			(1,624)	(2,155)
Net operating loss			(1,624)	(2,155)
Financial income			32	2
Financial expenses			(49)	(5)
Net financial income			(17)	(3)
Net loss for the period			(1,642)	(2,158)	€ (3,816)
Exchange difference on translation of foreign operations			(70)	(573)
Items that will be reclassified subsequently to profit or loss			(70)	(573)
Total comprehensive loss			€ (1,712)	€ (2,732)